Stockholders' Equity (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity Detail [Line Items]
Preferred stock shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Percentage of conversion of shares	20.00%	20.00%
Class A Common Stock
Stockholders' Equity Detail [Line Items]
Common stock authorized shares	100,000,000	100,000,000	100,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares issued	7,723,921	10,555,082	4,482,779
Common stock shares outstanding	7,723,921	10,555,082	4,482,779
Shares subject to possible redemption		25,254,918	31,327,221
Common stock subject to possible redemption	$ 28,086,079	$ 25,254,918
Class B Common Stock
Stockholders' Equity Detail [Line Items]
Common stock authorized shares	10,000,000	10,000,000	10,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares issued	8,750,000	8,750,000	8,750,000
Common stock shares outstanding	8,750,000	8,750,000	8,750,000